Signifcant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RMB to USD [Member]
Significant Accpunting Policies [Line Items]
Functional currency period end rates	USD 1.00= RMB 6.5924	USD 1.00= RMB 6.9370	USD 1.00= RMB 6.4936
Functional currency average rates	USD 1.00=RMB 6.7423	USD 1.00=RMB 6.6528	USD 1.00=RMB 6.2401
HKD to USD [Member]
Significant Accpunting Policies [Line Items]
Functional currency period end rates	USD 1.00= HKD 7.8170	USD 1.00= HKD 7.7552	USD 1.00= HKD 7.7508
Functional currency average rates	USD 1.00=HKD 7.7928	USD 1.00=HKD 7.7614	USD 1.00=HKD 7.7517